Derivative Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Derivative [Line Items]
Notional amount of interest rate swap contracts	$ 100,400,000	$ 128,600,000
Derivative weighted average fixed interest rate	2.00%
Weighted average remaining life of contracts	3 years 4 months 24 days
Interest rate swap contracts included in Accounts Payable	$ 3,700,000	3,100,000
Unrealized (loss) gain on interest rate swap contracts	(600,000)	(2,600,000)	$ 800,000
Realized loss on settlements of interest rate swap contracts	(1,900,000)	(1,300,000)	$ (600,000)
Derivatives Not Accounted for As Hedges [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Unrealized gain (loss) associated with the forward contracts not designated as a cash flow hedging arrangement	900,000	(2,300,000)
Interest Rate Swap Contracts [Member] | Derivatives Not Accounted for As Hedges [Member]
Derivative [Line Items]
Notional amount of interest rate swap contracts	100,000,000	125,000,000
Foreign Currency Forward Contracts [Member] | Derivatives Not Accounted for As Hedges [Member]
Derivative [Line Items]
Notional amount of interest rate swap contracts	400,000	3,600,000
Unrealized gain classified in other comprehensive income	$ 300,000	$ 300,000